Business Combination (Details) - Schedule of tiberius net assets $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Schedule of tiberius net assets [Abstract]
Cash proceeds received	$ 120,821
Less: liabilities assumed in the form of the Public Warrants (12,750,000 Public Warrants at fair value of USD 0.53 per warrant)	(6,807)
Net assets acquired	$ 114,014